Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	9 months 29 days
Operating lease discount rate	4.75%		4.75%
Weighted average remaining lease term			1 year 11 months 12 days
Rent expenses	$ 80	$ 110
Depreciation expenses	$ 60	$ 60